Nuveen Georgia Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
LONG-TERM INVESTMENTS - 98.9%
X 177,861,857 MUNICIPAL BONDS - 98.9%
X 177,861,857
Consumer Discretionary - 2.6%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 2,828,280
2,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 1,816,540
Total Consumer Discretionary 4,644,820
Education and Civic Organizations - 7.1%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 1,018,220
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,047,920
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,070,900
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 2,807,530
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,063,800
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call A3 613,464
250 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 A3 222,993
Total Education and Civic Organizations 12,844,827
Health Care - 8.5%
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 AA+ 5,186,346
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 A+ 490,374
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A+ 724,338
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,355,707
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 AA 2,262,600
2,000 Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A, 5.000%, 4/01/42
4/32 at 100.00 A+ 2,055,440
2,500 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint Joseph's/
Candler Health System, Inc., Anticipation Certificate Series 2019A,
4.000%, 7/01/43
7/29 at 100.00 A2 2,290,525
Total Health Care 15,365,330
Tax Obligation/General - 19.6%
Atlanta, Georgia, General Obligation Bonds, Public
Improvement Social Series 2022A-1:
2,000 5.000%, 12/01/39 12/32 at 100.00 Aa1 2,216,640
2,845 5.000%, 12/01/41 12/32 at 100.00 Aa1 3,127,764
1,880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA 1,731,800

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Tax Obligation/General (continued)
$ 2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA $ 2,015,840
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,082,440
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 876,818
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 Aa1 926,381
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 A1 1,614,225
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,165,659
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 Aa1 772,760
5,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.250%, 2/15/45
2/27 at 100.00 AA+ 5,168,500
Georgia State Road and Tollway Authority, Guaranteed
Revenue Bonds, Managed Lane System, Series 2021A:
1,120 4.000%, 7/15/37 7/31 at 100.00 AAA 1,148,112
2,380 4.000%, 7/15/38 7/31 at 100.00 AAA 2,407,941
1,625 Greene County School District, Georgia, General Obligation Bonds, Series
2023, 4.000%, 6/01/48
6/33 at 100.00 Aa1 1,563,136
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,135,520
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,399,454
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 AA- 548,490
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,057,580
2,325 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Oconee-Hard Creek Reservoir Project, Series 2023, 4.000%, 2/01/47
2/33 at 100.00 Aaa 2,267,154
Total Tax Obligation/General 35,226,214
Tax Obligation/Limited - 9.8%
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,512,285
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,533,900
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 431,745
1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 1,102,549
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
10/23 at 100.00 A 595,446
145 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 149,296
125 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 129,124
1,715 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28 2021 579872
No Opt. Call AAA 1,809,102
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call AAA 1,702,147
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AAA 2,057,700
2,000 5.000%, 7/01/42 7/26 at 100.00 AAA 2,054,380
2,600 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 2,599,844

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Tax Obligation/Limited (continued)
$ 985 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R $ 935,356
Total Tax Obligation/Limited 17,612,874
Transportation - 11.3%
2,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A, 5.000%,
7/01/47
7/32 at 100.00 Aa3 2,135,480
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 AA- 2,435,888
2,000 5.000%, 1/01/33 1/24 at 100.00 AA- 2,008,880
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/38,
(AMT)
7/29 at 100.00 AA- 1,950,700
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 BBB+ 161,951
170 5.000%, 1/01/33 1/25 at 100.00 BBB+ 172,040
100 5.000%, 1/01/34 1/25 at 100.00 BBB+ 101,187
150 5.000%, 1/01/35 1/25 at 100.00 BBB+ 151,806
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,875 4.000%, 7/01/46 7/31 at 100.00 AA 4,723,485
2,000 4.000%, 7/01/51 7/31 at 100.00 AA 1,907,600
4,200 Georgia Ports Authority, Revenue Bonds, Series 2022, 5.000%, 7/01/47 7/32 at 100.00 AA 4,516,764
Total Transportation 20,265,781
U.S. Guaranteed - 9.5% (d)
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
7,150 5.000%, 11/01/35, (Pre-refunded 5/01/25) 5/25 at 100.00 Aa2 7,348,269
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 505,605
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,040,034
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,006,520
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A2 2,019,620
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 AAA 4,192,000
Total U.S. Guaranteed 17,112,048
Utilities - 30.5%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 509,610
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,053,150
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018A, 5.000%, 11/01/41
11/27 at 100.00 Aa2 1,706,597
Bainbridge, Georgia, Combined Utilities Revenue Bonds,
Series 2021:
1,000 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA 938,680
1,170 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 AA 1,071,346
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,076,500

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Utilities (continued)
$ 2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ $ 1,731,012
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,069,720
625 Cherokee County Water and Sewerage Authority, Georgia, Water and
Sewerage Revenue Bonds, Series 2023, 5.000%, 8/01/33
No Opt. Call Aa1 733,275
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 1,969,407
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/41
3/30 at 100.00 A2 927,280
1,150 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AAA 1,219,379
4,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series Series 2022, 5.000%, 10/01/52
10/32 at 100.00 Aa3 4,264,840
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
10/23 at 100.00 AA 1,003,400
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
10/23 at 100.00 A1 2,000,020
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A 1,515,855
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 3,008,730
500 Jackson County Water and Sewerage Authority, Georgia, Revenue Bonds,
Series 2021, 4.000%, 9/01/41 - BAM Insured
9/31 at 100.00 AA 493,785
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 360,090
2,630 5.500%, 9/15/27 No Opt. Call A+ 2,731,649
2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 A2 2,765,290
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,522,225
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48, (Pre-
refunded 9/01/23), (Mandatory Put 9/01/23)
9/23 at 100.00 Aa1 2,000,000
3,500 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 AA 3,216,745
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 892,720
905 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2021A, 5.000%, 1/01/56
1/30 at 100.00 BBB+ 904,873
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,483,985
Municipal Electric Authority of Georgia, Project One
Revenue Bonds, Subordinate Lien Series 2020A:
2,000 5.000%, 1/01/45 1/31 at 100.00 A2 2,068,520
2,500 5.000%, 1/01/50 1/31 at 100.00 A2 2,559,600
2,405 5.000%, 1/01/59 7/28 at 100.00 BBB+ 2,404,663
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,466,430
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,003,670
1,045 Walton County Water and Sewerage Authority, Georgia, Revenue Bonds,
Walton Hard Labor Creek Reservoir Water Treatment Facility Project,
Series 2022, 5.000%, 2/01/53
8/32 at 100.00 AA+ 1,116,917
Total Utilities 54,789,963
Total Municipal Bonds
(cost $182,769,696) 177,861,857
Total Long-Term Investments
(cost $182,769,696) 177,861,857
Other Assets & Liabilities, Net - 1.1% 2,030,761
Net Assets - 100% $ 179,892,618

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 177,861,857 $ – $ 177,861,857
Total
$ – $ 177,861,857 $ – $ 177,861,857
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
LONG-TERM INVESTMENTS - 99.2%
X 201,582,536 MUNICIPAL BONDS - 95.1%
X 201,582,536
Consumer Staples - 3.0%
$ 2,770 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+ $ 2,042,626
620 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/23 at 100.00 N/R 607,618
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 288,118
2,170 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
9/23 at 100.00 A- 2,185,863
185 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 182,021
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,065,843
Total Consumer Staples 6,372,089
Education and Civic Organizations - 27.0%
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,005,607
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
10/23 at 100.00 AA 815,880
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 471,250
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 668,988
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,024,060
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,030,237
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.- Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 696,862
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,018,670
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
10/23 at 100.00 A3 2,001,560

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 A3 $ 456,410
1,200 3.000%, 3/01/37 3/31 at 100.00 A3 997,656
1,270 3.000%, 3/01/39 3/31 at 100.00 A3 1,004,164
1,000 3.000%, 3/01/42 3/31 at 100.00 A3 755,230
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,094,101
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,041,600
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,564,935
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,190,969
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A+ 234,685
1,680 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,453,166
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 201,646
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,503,645
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 A 2,079,663
4,510 5.000%, 7/01/59 7/29 at 100.00 A 4,501,882
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,503,675
6,300 5.000%, 7/01/56 7/26 at 100.00 A 6,209,154
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Jefferson Rise Charter School Project, Series
2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R 466,005
540 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R 497,740
270 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R 259,654
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,172,720
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 18,220
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 2,840,431
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A+ 1,947,380
3,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2023A, 5.000%, 10/15/48
10/32 at 100.00 A+ 3,137,910
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (d)
7/27 at 100.00 N/R 830,000

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Education and Civic Organizations (continued)
$ 1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
10/23 at 100.00 N/R $ 1,036,625
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
2,835 0.000%, 10/01/31 (e) No Opt. Call Baa1 2,960,224
2,040 0.000%, 10/01/46 (e) 10/33 at 100.00 Baa1 1,960,134
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,504,125
Total Education and Civic Organizations 57,156,863
Health Care - 13.7%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 670,484
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 2,369,428
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 A- 401,107
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 524,604
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,032,490
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,048,040
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,618,775
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
645 5.750%, 7/01/25 No Opt. Call A2 661,183
4,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 4,025,520
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,023,970
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 266,562
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 200,434
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call BBB+ 333,321
1,000 5.000%, 7/01/32 7/31 at 100.00 BBB+ 1,072,190
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 1,783,326
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,443,988
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 872,240
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA 1,294,912
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,398,869
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 A 915,480
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
10/23 at 100.00 A 1,084,989
Total Health Care 29,041,912

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Housing/Multifamily - 1.3%
$ 1,840 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
9/23 at 100.00 AA+ $ 1,841,362
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 919,320
Total Housing/Multifamily 2,760,682
Housing/Single Family - 1.9%
1,665 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 1,620,778
2,470 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 Aaa 2,375,843
Total Housing/Single Family 3,996,621
Industrials - 3.6%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/23 at 100.00 BBB 796,841
220 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 230,100
1,280 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 1,130,790
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, New Orleans
GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A
11/30 at 100.00 N/R 864,920
95 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 81,558
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 93,579
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 1,683,960
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 103,425
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 103,943
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (d)
No Opt. Call N/R 10
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 2,169,500
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 222,380
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/23 at 100.00 BBB 239,418
Total Industrials 7,720,424
Long-Term Care - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R 1,916,320
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 371,204
Total Long-Term Care 2,287,524

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Materials - 0.9%
$ 2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB $ 1,887,140
Total Materials 1,887,140
Tax Obligation/General - 7.9%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA 1,055,169
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,579,520
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 BBB 249,283
350 4.000%, 10/01/39 10/30 at 100.00 BBB 319,487
425 4.000%, 10/01/40 10/30 at 100.00 BBB 385,334
Livingston Parish School District 1, Louisiana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,041,232
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 536,340
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 972,570
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 Aa2 1,058,126
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 A+ 3,010,340
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 A+ 1,841,140
2,000 5.000%, 12/01/46 12/30 at 100.00 A+ 2,082,480
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 129,207
525 5.000%, 12/01/29 12/25 at 100.00 A+ 541,643
1,835 New Orleans, Louisiana, General Obligation Bonds, Refunding Series
2022, 5.250%, 12/01/38
12/32 at 100.00 A+ 2,013,729
Total Tax Obligation/General 16,815,600
Tax Obligation/Limited - 11.9%
170 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 4.000%, 11/15/39
11/25 at 100.00 BB 147,842
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,079,350
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 1,972,040
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 AA 2,950,680
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 1,925,360
1,000 Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51, 144A
6/32 at 100.00 N/R 818,210
1,000 Lakeshore Villages Master Community Development District, Louisiana,
Special Assessment Revenue Bonds, Series 2022, 5.500%, 6/01/52
6/32 at 100.00 N/R 991,340
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 526,755
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA 1,470,014
Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A:
2,325 5.000%, 7/01/48 7/33 at 100.00 A2 2,451,062
1,735 5.250%, 7/01/53 7/33 at 100.00 A2 1,853,136

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Tax Obligation/Limited (continued)
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series
2023:
$ 725 4.000%, 10/01/41 10/33 at 100.00 A+ $ 673,438
1,000 4.000%, 10/01/43 10/33 at 100.00 A+ 922,060
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,333,057
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,373,676
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 333,055
344 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 0.000%, 7/01/46
7/28 at 41.38 N/R 95,811
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 AA 750,570
680 4.000%, 8/01/39 8/29 at 100.00 AA 669,440
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 723,140
108 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 91,947
Total Tax Obligation/Limited 25,151,983
Transportation - 9.6%
1,300 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
10/23 at 100.00 N/R 1,300,026
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 774,403
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 806,972
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,011,130
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,007,000
1,255 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
10/23 at 100.00 N/R 1,255,000
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 A 199,482
1,000 4.000%, 1/01/38 1/29 at 100.00 A 986,530
1,015 4.000%, 1/01/39 1/29 at 100.00 A 996,689
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A 2,012,020
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,342,900
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,052,000
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 Baa2 837,329
2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA 2,770,873

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Transportation (continued)
$ 2,000 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Series 2020 D (Non-AMT) and Series 2020E (AMT),
5.000%, 4/01/50
4/30 at 100.00 A $ 2,036,280
Total Transportation 20,388,634
U.S. Guaranteed - 5.2% (f)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,024,090
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,032,620
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,032,620
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ 1,510,095
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,629,700
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 26,095
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R 374,415
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31, (Pre-refunded 9/01/24)
- AGM Insured
9/24 at 100.00 AA 812,024
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,354,489
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 204,028
Total U.S. Guaranteed 11,000,176
Utilities - 8.0%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- 1,565,150
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 995,340
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 795,440
2,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
10/23 at 100.00 A3 2,566,465
New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B:
1,085 5.000%, 6/01/45 6/30 at 100.00 A 1,118,863
1,000 4.000%, 6/01/50 6/30 at 100.00 A 865,890
2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24 (d)
No Opt. Call N/R 21
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (d)
No Opt. Call N/R 10
1,000 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB- 951,300
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (d)
No Opt. Call N/R 3

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Utilities (continued)
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
$ 1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 AA $ 1,455,004
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 AA 948,680
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 319,484
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,036,320
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,582,605
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,043,120
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 AA 292,608
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
10/23 at 100.00 CC 466,585
Total Utilities 17,002,888
Total Municipal Bonds
(cost $219,097,208) 201,582,536
Shares Description (a) Value
X 8,785,681 COMMON STOCKS - 4.1%
X 8,785,681
Independent Power and Renewable Electricity Producers - 4.1%
111,006 Energy Harbor Corp (g),(h) $ 8,785,681
Total Independent Power and Renewable Electricity Producers 8,785,681
Total Common Stocks
(cost $2,755,686) 8,785,681
Total Long-Term Investments
(cost $221,852,894) 210,368,217
Other Assets & Liabilities, Net - 0.8% 1,697,418
Net Assets - 100% $ 212,065,635
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 201,582,536 $ – $ 201,582,536
Common Stocks – 8,785,681 – 8,785,681
Total
$ – $ 210,368,217 $ – $ 210,368,217

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2005A. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor
Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
LONG-TERM INVESTMENTS - 98.7%
X 534,788,612 MUNICIPAL BONDS - 98.7%
X 534,788,612
Education and Civic Organizations - 14.8%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,071,668
3,415 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 3,193,264
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,076,060
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 640,609
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 677,005
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 450,024
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 497,429
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 797,530
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,554,210
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 Aa3 4,584,915
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/33
10/31 at 100.00 Baa2 1,051,980
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 794,416
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 679,527
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,084,650
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 7,805,175
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,230,118
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,321,256
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,066,257
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A2 5,084,100
University of North Carolina, Charlotte, General Revenue
Bonds, Refunding Series 2017A:
230 5.000%, 10/01/31 10/27 at 100.00 Aa3 246,364
4,415 4.000%, 10/01/40 10/27 at 100.00 Aa3 4,381,402
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
2,165 5.000%, 10/01/42 10/27 at 100.00 Aa3 2,252,726
6,600 5.000%, 10/01/47 10/27 at 100.00 Aa3 6,838,194
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 1,081,640
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 902,626
1,085 University of North Carolina, Greensboro, General Revenue Bonds, Series
2014, 5.000%, 4/01/32
4/24 at 100.00 Aa3 1,093,485
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 6,296,640
750 University of North Carolina, Wilmington, General Revenue Bonds, Series
2021, 4.000%, 10/01/41
10/29 at 100.00 Aa3 740,137
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 4,680,720

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Education and Civic Organizations (continued)
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
$ 6,000 4.000%, 4/01/45 4/30 at 100.00 Aa3 $ 5,845,620
1,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 945,840
Total Education and Civic Organizations 79,965,587
Health Care - 9.6%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA 2,040,140
3,000 5.000%, 1/15/36 1/26 at 100.00 AA 3,092,520
1,685 5.000%, 1/15/40 1/26 at 100.00 AA 1,711,050
4,735 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 4,224,141
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 601,387
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
12,660 4.000%, 11/01/49 11/29 at 100.00 AA- 11,934,835
7,245 4.000%, 11/01/52 11/29 at 100.00 AA- 6,728,359
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 2,971,476
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A 5,859,941
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
10/23 at 100.00 AA 1,910,540
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
1,000 5.000%, 12/01/31 12/28 at 100.00 AA 1,070,690
1,000 5.000%, 12/01/33 12/28 at 100.00 AA 1,068,460
8,070 University of North Carolina, Chapel Hill, North Carolina, Hospital Revenue
Bonds, System Series 2019, 5.000%, 2/01/49
No Opt. Call AA 8,668,149
Total Health Care 51,881,688
Long-Term Care - 1.2%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 N/R 261,209
285 4.000%, 3/01/30 3/28 at 103.00 N/R 262,223
295 4.000%, 3/01/31 3/28 at 103.00 N/R 268,810
550 4.000%, 3/01/41 3/28 at 103.00 N/R 422,406
2,970 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, EveryAge, Series 2021A, 4.000%, 9/01/47
9/28 at 103.00 BBB- 2,304,512
1,105 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/44
7/26 at 103.00 N/R 955,648
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB- 761,102
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 BBB 555,588
225 5.000%, 10/01/31 10/26 at 100.00 BBB 226,964
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 665,202
Total Long-Term Care 6,683,664

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Materials - 0.3%
$ 1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB $ 1,693,883
Total Materials 1,693,883
Tax Obligation/General - 9.1%
Asheville, North Carolina, General Obligation Bonds,
Refunding Series 2023:
500 5.000%, 6/01/35 6/33 at 100.00 AAA 583,870
500 4.000%, 6/01/39 6/33 at 100.00 AAA 500,375
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,316,400
1,750 4.000%, 7/01/36 7/26 at 100.00 AAA 1,755,250
County of Durham, North Carolina, General Obligation
Bonds, Refunding Series 2023:
2,020 4.000%, 6/01/40 6/33 at 100.00 AAA 2,020,283
1,000 4.000%, 6/01/41 6/33 at 100.00 AAA 1,000,090
1,870 4.000%, 6/01/42 6/33 at 100.00 AAA 1,862,595
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,046,540
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 1,877,947
300 Davidson County, North Carolina, General Obligation Bonds, Refunding
Series 2016, 5.000%, 6/01/25
No Opt. Call Aa1 309,114
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,049,040
2,160 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 3/01/31
No Opt. Call AAA 2,477,412
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,438,575
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
965 5.000%, 4/01/31 No Opt. Call AA+ 1,098,421
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 512,059
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 526,195
2,500 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2020A, 5.000%, 6/01/30
No Opt. Call AAA 2,831,950
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24
No Opt. Call AAA 11,714,394
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 1,281,571
5,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 AAA 5,596,750
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 523,035
2,045 Wake County, North Carolina, Limited Obligation Bonds, Series 2018A,
5.000%, 8/01/36
8/28 at 100.00 AA+ 2,191,933
Wake County, North Carolina, Limited Obligation Bonds,
Series 2019:
2,000 5.000%, 9/01/30 9/29 at 100.00 AA+ 2,222,640
2,000 5.000%, 9/01/36 9/29 at 100.00 AA+ 2,176,720
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
290 5.000%, 6/01/31 No Opt. Call AAA 333,311
Total Tax Obligation/General 49,246,470
Tax Obligation/Limited - 20.6%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
650 5.000%, 4/01/30 No Opt. Call AA 728,065
655 5.000%, 4/01/31 No Opt. Call AA 744,611

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Tax Obligation/Limited (continued)
Buncombe County, North Carolina, Limited Obligation
Bonds, Series 2015:
$ 1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ $ 1,284,975
2,375 5.000%, 6/01/34 6/25 at 100.00 AA+ 2,441,666
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,411,053
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 426,388
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 106,345
4,675 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A, 5.000%, 6/01/40
6/32 at 100.00 Aa1 5,136,843
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,072,034
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 3,682,665
990 Charlotte, North Carolina, Certificates of Participation, Government
Facilities & Equipment, Series 2021B, 5.000%, 12/01/29
No Opt. Call AA+ 1,105,464
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ 4,466,417
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,083,145
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,530,275
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
520 5.000%, 12/01/31 12/30 at 100.00 AAA 592,737
800 5.000%, 12/01/32 12/30 at 100.00 AAA 910,992
625 4.000%, 12/01/34 12/30 at 100.00 AAA 658,744
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 315,680
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 372,304
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 654,632
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 Aa2 501,000
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 497,085
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,532,112
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,036,450
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ 1,334,701
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
200 4.000%, 6/01/32 6/31 at 100.00 AA 210,786
420 4.000%, 6/01/33 6/31 at 100.00 AA 440,882
84 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
10/23 at 100.00 N/R 83,957
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
695 5.000%, 6/01/30 No Opt. Call Aa3 775,981
400 5.000%, 6/01/31 No Opt. Call Aa3 453,204
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
800 5.000%, 4/01/32 4/30 at 100.00 AA+ 893,576
555 5.000%, 4/01/33 4/30 at 100.00 AA+ 619,497
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 547,037
775 4.000%, 6/01/33 6/31 at 100.00 AA 813,533

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Tax Obligation/Limited (continued)
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
$ 125 4.000%, 10/01/32 10/30 at 100.00 Aa1 $ 131,911
150 4.000%, 10/01/33 10/30 at 100.00 Aa1 157,707
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
240 4.375%, 3/01/25, 144A No Opt. Call N/R 235,930
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,462,384
Nags Head, North Carolina, Limited Obligation Bonds,
Series 2023:
660 5.000%, 6/01/37 6/33 at 100.00 Aa2 742,665
920 5.000%, 6/01/39 6/33 at 100.00 Aa2 1,020,979
930 5.000%, 6/01/41 6/33 at 100.00 Aa2 1,021,010
935 5.000%, 6/01/42 6/33 at 100.00 Aa2 1,021,590
3,620 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/29
No Opt. Call AA+ 4,020,662
4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call AA 5,112,495
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
5,275 5.000%, 5/01/29 5/27 at 100.00 AA+ 5,630,693
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 9,557,616
2,500 North Carolina State, Limited Obligation Bonds, Series 2019A, 5.000%,
5/01/32
5/29 at 100.00 AA+ 2,756,100
2,165 North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%,
5/01/32
5/30 at 100.00 AA+ 2,422,267
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call AA+ 2,061,871
7,541 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 7,540,548
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,145,044
7,405 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 7,031,788
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 461,952
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 761,438
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,039,580
985 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA 997,411
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,507,152
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
300 5.000%, 9/01/29 9/27 at 100.00 A1 319,686
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 3,674,173
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 522,975
250 5.000%, 12/01/33 12/27 at 100.00 A 261,230
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 707,309
690 5.000%, 12/01/35 12/28 at 100.00 A 730,579
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,046,740

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Tax Obligation/Limited (continued)
Wilmington, North Carolina, Limited Obligation Bonds,
Series 2023D:
$ 500 5.000%, 9/01/40 9/33 at 100.00 AA+ $ 552,210
1,250 5.000%, 9/01/41 9/33 at 100.00 AA+ 1,373,887
1,250 5.000%, 9/01/43 9/33 at 100.00 AA+ 1,365,513
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 566,236
Total Tax Obligation/Limited 111,426,167
Transportation - 19.1%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 4,045,760
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,056,850
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 4,989,581
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 1,983,539
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 6,776,374
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB 1,503,690
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB 10,910,968
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 BBB+ 727,742
880 0.000%, 7/01/29 7/26 at 87.76 BBB+ 679,351
175 0.000%, 7/01/32 7/26 at 75.72 BBB+ 116,839
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB+ 903,105
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB+ 1,654,717
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB+ 1,774,386
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB+ 1,778,694
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB+ 999,434
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB+ 1,209,096
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Capital Appreciation Series 2019:
5,150 0.000%, 1/01/42 1/30 at 68.97 AA+ 2,230,311
15,500 0.000%, 1/01/47 1/30 at 58.00 AA+ 5,165,685
6,000 0.000%, 1/01/48 1/30 at 55.97 AA+ 1,897,380
3,600 0.000%, 1/01/49 1/30 at 54.10 AA+ 1,081,260
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,051,010
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,449,667
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 4,762,871
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call AA 46,353
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call AA 2,366,619
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call AA 12,593,437
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call AA 11,262,037
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call AA 8,157,744
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,096,160
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,258,504
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 308,025

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Transportation (continued)
$ 790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 $ 837,084
Total Transportation 103,674,273
U.S. Guaranteed - 4.1% (d)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,230,345
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 411,928
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,802,748
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 2,755,520
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,019,320
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,110,967
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,213,054
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,031,616
2,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 Aa1 2,505,281
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 326,836
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,737,981
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 1,994,375
Total U.S. Guaranteed 22,139,971
Utilities - 19.9%
800 Brunswick County, North Carolina, Enterprise System Revenue Bonds,
Series 2020, 5.000%, 4/01/32
4/30 at 100.00 Aa2 893,576
Cape Fear Public Utility Authority, North Carolina,  Water
and Sewer System Revenue Bonds, Refunding Series
2019A:
1,895 4.000%, 8/01/38 8/29 at 100.00 AA+ 1,906,332
6,615 4.000%, 8/01/44 8/29 at 100.00 AA+ 6,510,814
410 Cary, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2020B, 5.000%, 12/01/29
No Opt. Call AAA 460,553
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 969,356
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 525,670
15,000 Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series
2022A, 5.000%, 7/01/45
7/32 at 100.00 AAA 16,378,200
3,875 City of Raleigh, North Carolina, Combined Enterprise System Revenue
and Refunding Bonds, Series 2023, 5.000%, 9/01/48
9/33 at 100.00 AAA 4,231,577
1,900 Clayton, North Carolina, Water and Sewer System Revenue Bonds, Series
2022, 5.000%, 8/01/45
8/32 at 100.00 AA- 2,044,704
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 Aa1 1,043,050
2,535 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2017B, 5.000%, 12/01/28
12/27 at 100.00 AAA 2,744,797
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 4,867,100
13,060 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2022, 5.250%, 6/01/47
6/32 at 100.00 AAA 14,397,736

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Utilities (continued)
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
$ 550 5.000%, 5/01/30 No Opt. Call Aa1 $ 618,261
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 434,522
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022:
330 4.000%, 12/01/41 12/32 at 100.00 Aa1 327,941
325 4.000%, 12/01/42 12/32 at 100.00 Aa1 321,542
300 4.125%, 12/01/43 12/32 at 100.00 Aa1 297,930
330 4.125%, 12/01/44 12/32 at 100.00 Aa1 327,772
725 5.000%, 12/01/46 12/32 at 100.00 Aa1 783,225
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,231,965
4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 5,241,852
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 669,192
Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023:
3,500 4.000%, 4/01/48 4/33 at 100.00 AA+ 3,367,350
4,125 4.000%, 4/01/53 4/33 at 100.00 AA+ 3,905,385
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,761,795
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,460,445
North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A:
3,065 5.000%, 1/01/29 7/26 at 100.00 A 3,171,631
740 5.000%, 1/01/30 7/26 at 100.00 A 764,953
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,277,652
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,435,549
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call AA 1,289,625
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,418,518
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,061,930
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 622,038
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 991,935
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 2,626,181
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,056,934
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 517,985
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
400 5.000%, 6/01/24 No Opt. Call AA+ 405,024
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 427,940
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,378,034
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
2,800 5.000%, 6/01/26 No Opt. Call AAA 2,941,596
365 5.000%, 6/01/29 6/26 at 100.00 AAA 383,692

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Ratings (c) Value
Utilities (continued)
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
$ 650 5.000%, 6/01/28 No Opt. Call AAA $ 710,625
500 5.000%, 6/01/29 No Opt. Call AAA 556,095
525 5.000%, 6/01/30 No Opt. Call AAA 593,680
680 4.000%, 6/01/34 6/32 at 100.00 AAA 722,650
Total Utilities 108,076,909
Total Municipal Bonds
(cost $544,962,214) 534,788,612
Total Long-Term Investments
(cost $544,962,214) 534,788,612
Other Assets & Liabilities, Net - 1.3% 6,787,513
Net Assets - 100% $ 541,576,125
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 534,788,612 $ – $ 534,788,612
Total
$ – $ 534,788,612 $ – $ 534,788,612
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity